Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares High Yield Corporate Bond BuyWrite Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 2000 BuyWrite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P 500 BuyWrite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Large Cap Max Buffer Mar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Large Cap Max Buffer Jun ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Large Cap Max Buffer Sep ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Large Cap Max Buffer Dec ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Large Cap Accelerated ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Currency Hedged MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust and iShares, Inc.
Supplement dated January 21, 2025 (the “Supplement”)
to the currently effective Prospectus and
Statement of Additional Information (“SAI”)
for the Funds listed below (each, a “Fund” and collectively, the “Funds”)
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Japan ETF
iShares High Yield Corporate Bond BuyWrite Strategy ETF
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
iShares Large Cap Accelerated ETF
iShares Large Cap Max Buffer Dec ETF
iShares Large Cap Max Buffer Jun ETF
iShares Large Cap Max Buffer Mar ETF
iShares Large Cap Max Buffer Sep ETF
iShares Russell 2000 BuyWrite ETF
iShares S&P 500 BuyWrite ETF
Effective immediately, the Portfolio Managers for each Fund are Matthew DeCicco and Orlando Montalvo. Accordingly, effective immediately, the following changes are made:
1.	The section of the Fund’s Prospectus entitled “Fund Overview – Management – Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers. Matthew DeCicco and Orlando Montalvo (the “Portfolio Managers”) are primarily responsible for the day‑to‑day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Matthew DeCicco and Orlando Montalvo have been Portfolio Managers of the Fund since [year indicated in the table below].

Fund	Matthew DeCicco	Orlando Montalvo

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF iShares High Yield Corporate Bond BuyWrite Strategy ETF iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	2025	2022

iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE Small‑Cap ETF	2025	2015

iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI Emerging Markets ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Japan ETF	2025	2014

Fund	Matthew DeCicco	Orlando Montalvo

iShares Large Cap Accelerated ETF iShares Large Cap Max Buffer Dec ETF iShares Large Cap Max Buffer Jun ETF iShares Large Cap Max Buffer Mar ETF iShares Large Cap Max Buffer Sep ETF	2025	2025

iShares Russell 2000 BuyWrite ETF iShares S&P 500 BuyWrite ETF	2025	2024
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.